Legal Proceedings - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Site	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Litigation reserve		$ 41	$ 53
Litigation related receivables			10
Deferred Prosecution Agreement
Loss Contingencies [Line Items]
Civil settlement amount	$ 18
Superfund Sites | Environmental Clean-up
Loss Contingencies [Line Items]
Number of sites | Site		7
Name of site		Superfund
Environmental reserves		$ 21	$ 7
Superfund Sites | Environmental Clean-up | (Loss) Income from Discontinued Operations, Net of Tax
Loss Contingencies [Line Items]
Environmental charge		$ 15